Offerings - Offering: 1	Jan. 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 648,856,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,339.85
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant initially deferred payment of all of the registration fees for Registration Statement
No. 333-284608
filed on January 30, 2025 (the “Registration Statement”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Registration Statement.